Note 25 - Events Subsequent to the Reporting Period	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
25.
Events subsequent to the reporting period

Subsequent to
August 31, 2018,
the Company received loans in the amount of
US$1,230,799
in cash and gold bullion loans maturing in
1
year with a right to extend by
1
additional year by mutual consent, carrying an
8%
interest rate payable quarterly. The convertible loans
may
be repaid in cash or common shares of the Company at the option of the lender. The convertible loan may
be converted into common shares of the Company at the sole discretion of the lender at an exercise price of
US$0.27
-
$0.34
per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of
US$0.27
-
$0.34
per share.